CONCENTRATION AND RISKS (Details) - Foreign Currency exchange rate risk - RMB Against US Dollar	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2005	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONCENTRATION AND RISKS
Percentage of depreciation in foreign currency exchange rate		5.30%	11.40%			1.70%
Percentage of appreciation in foreign currency exchange rate				2.30%	6.50%
Minimum [Member]
CONCENTRATION AND RISKS
Minimum percent of appreciation of domestic currency against foreign currency over following three years	20.00%